Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Detail) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Nov. 26, 2010 Vubites	Nov. 26, 2010 Vubites Customer Contracts	Nov. 26, 2010 Vubites Intellectual property
Business Acquisition [Line Items]
Cash acquired		$ 23,155
Property, plant & equipment		202,856
Other assets		63,947
Customer contracts			16,270	3,423,682
Total assets		3,729,910
Loan from Principal shareholder and the CMD of Rediff	2,711,622	2,711,622
Other liabilities		68,449
Deferred tax liability, net		205,159
Total Liabilities		2,985,230
Net assets acquired		744,680
Purchase price		324,091
Contribution from a principal shareholder	$ 420,589	$ 420,589